PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consist of the following:

	As of September 30,
	2019	2020
Cost:	1,914,041	725,834
Buildings	40,167	40,167
Leasehold improvements	1,308,310	449,637
Furniture, fixtures and equipment used in apartments	542,855	212,483
Vehicle	1,710	3,043
Office furniture, fixtures and equipment	20,999	20,504
Less: Accumulated depreciation	(551,154)	(217,582)
Less: Impairment	(208,328)	(223,284)
Construction in progress	30,752	73,054

Property and equipment, net	1,185,311	358,022

In December 2019, the Company acquired from a third party certain rental assets with fair value of RMB 22,540. The consideration was 7,662,060 shares of the Company’s Class A ordinary shares. As of September 30, 2020, the share consideration was not paid and was in the account of “additional paid-in capital”.
Depreciation expenses were RMB151,543, RMB214,192, and RMB187,092 for the years ended September 30, 2018, 2019 and 2020, respectively.